UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management LLC.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

SunAmerica International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 88.2%
Austria — 1.8%

OMV AG	54,699	$2,617,926

Belgium — 2.1%

Belgacom SA	99,734	2,950,572

Bermuda — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	800,000	0
Peregrine Investments Holdings, Ltd.†(1)(2)	91,000	0

		0

Brazil — 17.5%

AMBEV SA	348,000	2,554,778
Cia de Saneamento Basico do Estado de Sao Paulo	274,000	3,073,028
Cia de Saneamento de Minas Gerais-COPASA	172,300	2,716,779
EcoRodovias Infraestrutura e Logistica SA	382,800	2,401,373
EDP - Energias do Brasil SA	486,800	2,341,922
Natura Cosmeticos SA	119,954	2,103,422
Odontoprev SA	599,400	2,497,447
Porto Seguro SA	210,400	2,653,131
Tractebel Energia SA	161,800	2,464,805
Transmissora Alianca de Energia Eletrica SA	274,400	2,116,808

		24,923,493

Canada — 3.7%

Bell Aliant, Inc.	106,750	2,686,211
Canadian Oil Sands, Ltd.	140,153	2,636,156

		5,322,367

Cayman Islands — 1.2%

TPK Holding Co., Ltd.	287,000	1,694,834

Chile — 1.8%

Enersis SA	8,313,566	2,491,934

Colombia — 1.6%

Ecopetrol SA	1,168,400	2,239,938

Denmark — 2.2%

TDC A/S	315,391	3,059,253

Finland — 6.2%

Elisa Oyj	111,166	2,945,451
Metso Oyj	67,442	2,878,033
Orion Oyj, Class B	105,871	2,974,105

		8,797,589

France — 2.0%

Total SA	46,124	2,825,551

Germany — 4.4%

K+S AG	106,269	3,271,095
ProSiebenSat.1 Media AG	61,243	3,033,071

		6,304,166

Greece — 2.2%

OPAP SA	235,284	3,129,986

Israel — 5.7%

Bezeq The Israeli Telecommunication Corp., Ltd.	1,476,046	2,501,881
Israel Chemicals, Ltd.	322,948	2,690,923
Teva Pharmaceutical Industries, Ltd.	71,582	2,861,631

		8,054,435

Italy — 2.0%

Eni SpA	114,909	2,764,823

Japan — 3.8%

NTT DOCOMO, Inc.	169,217	2,771,810
TonenGeneral Sekiyu KK	292,275	2,678,239

		5,450,049

Mexico — 2.0%

Grupo Mexico SAB de CV, Class B	867,300	2,863,654

Norway — 2.0%

Statoil ASA	119,776	2,902,919

Singapore — 3.6%

Hutchison Port Holdings Trust	3,425,000	2,311,875
Yangzijiang Shipbuilding Holdings, Ltd.	2,960,000	2,779,508

		5,091,383

South Korea — 2.3%

Dongbu Insurance Co., Ltd.	62,440	3,325,085

Taiwan — 6.1%

Asustek Computer, Inc.	345,000	3,102,320
Chicony Electronics Co., Ltd.	1,064,000	2,673,968
China Petrochemical Development Corp.	269,850	123,138
Lite-On Technology Corp.	8,679	13,920
Radiant Opto-Electronics Corp.	748,000	2,735,652

		8,648,998

Thailand — 5.6%

Banpu PCL	3,059,238	2,816,249
PTT Global Chemical PCL	1,149,700	2,764,038
Thai Oil PCL	1,427,500	2,443,606

		8,023,893

United Kingdom — 6.4%

AstraZeneca PLC	51,938	3,074,311
BP PLC	383,320	3,097,940
GlaxoSmithKline PLC	107,151	2,859,392

		9,031,643

United States — 2.0%

Southern Copper Corp.	98,812	2,836,893

Total Common Stocks (cost $120,821,591)		125,351,384

PREFERRED SECURITIES — 6.9%
Brazil — 6.9%

AES Tiete SA	276,602	2,238,140
Cia Energetica de Minas Gerais	420,771	2,498,676
Cia Paranaense de Energia, Class B	191,406	2,476,900
Vale SA	186,400	2,585,937

Total Preferred Securities (cost $11,733,400)		9,799,653

EXCHANGE-TRADED FUNDS — 0.9%

iShares MSCI ACWI ex U.S. Index Fund (cost $1,213,238)	28,743	1,341,723

Total Long-Term Investment Securities (cost $133,768,229)		136,492,760

REPURCHASE AGREEMENT — 2.8%

State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $3,918,000)	$3,918,000	3,918,000

TOTAL INVESTMENTS — (cost $137,686,229)(4)	98.8%	140,410,760
Other assets less liabilities	1.2	1,736,258

NET ASSETS —	100.0%	$142,147,018

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 2 for details of Joint Repurchase Agreement.
(4)	See Note 3 for cost of investments on a tax basis.

Industry Allocation*
Oil Companies-Integrated	11.6%
Electric-Integrated	8.4
Telephone-Integrated	8.2
Medical-Drugs	6.3
Chemicals-Diversified	6.1
Water	4.1
Oil Refining & Marketing	3.6
Electric-Generation	3.3
Electronic Components-Misc.	3.1
Repurchase Agreements	2.8
Insurance-Property/Casualty	2.3
Gambling (Non-Hotel)	2.2
Computers	2.2
Television	2.1
Machinery-General Industrial	2.0
Non-Ferrous Metals	2.0
Medical-Generic Drugs	2.0
Metal-Copper	2.0
Coal	2.0
Shipbuilding	2.0
Cellular Telecom	1.9
Computers-Periphery Equipment	1.9
Telecom Services	1.9
Insurance-Multi-line	1.9
Oil Companies-Exploration & Production	1.8
Metal-Iron	1.8
Brewery	1.8
Insurance-Life/Health	1.7
Public Thoroughfares	1.7
Transport-Services	1.6
Cosmetics & Toiletries	1.5
Exchange-Traded Funds	0.9
Petrochemicals	0.1

98.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Bermuda	$—	$—	$0	$0
Brazil	24,923,493	—	—	24,923,493
Finland	8,797,589	—	—	8,797,589
Israel	8,054,435	—	—	8,054,435
Taiwan	8,648,998	—	—	8,648,998
Thailand	8,023,893	—	—	8,023,893
United Kingdom	9,031,643	—	—	9,031,643
Other Countries*	57,871,333	—	—	57,871,333
Preferred Securities:
Brazil	9,799,653	—	—	9,799,653
Exchange Traded Funds	1,341,723	—	—	1,341,723
Repurchase Agreement	—	3,918,000	—	3,918,000

Total	$136,492,760	$3,918,000	$0	$140,410,760

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $37,744,527 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Japan Fund

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.0%
Auto-Cars/Light Trucks — 4.6%

Isuzu Motors, Ltd.	122,000	$757,649
Nissan Motor Co., Ltd.	79,400	666,504

		1,424,153

Auto/Truck Parts & Equipment-Original — 10.9%

Exedy Corp.	10,900	318,274
Keihin Corp.	15,700	243,006
Stanley Electric Co., Ltd.	20,230	462,576
TACHI-S Co., Ltd.	71,360	985,935
Toyota Industries Corp.	30,600	1,378,758

		3,388,549

Banks-Commercial — 3.6%

Sumitomo Mitsui Financial Group, Inc.	21,810	1,122,497

Brewery — 1.7%

Asahi Group Holdings, Ltd.	19,000	534,764

Building-Residential/Commercial — 1.9%

Daiwa House Industry Co., Ltd.	31,000	599,041

Chemicals-Specialty — 2.6%

Tokyo Ohka Kogyo Co., Ltd.	37,300	796,579

Computer Services — 2.2%

SCSK Corp.	26,500	693,766

Computers-Integrated Systems — 7.0%

ITOCHU Techno-Solutions Corp.	23,700	959,838
Net One Systems Co., Ltd.	38,500	252,255
OBIC Co., Ltd.	19,800	583,791
Otsuka Corp.	2,920	371,828

		2,167,712

Cosmetics & Toiletries — 1.0%

Kose Corp.	9,720	308,278

Diversified Banking Institutions — 4.5%

Mitsubishi UFJ Financial Group, Inc.	211,600	1,394,458

E-Commerce/Products — 2.0%

Rakuten, Inc.	41,210	612,026

Electronic Components-Misc. — 7.4%

Anritsu Corp.	14,100	154,911
Futaba Corp./Chiba	46,100	601,038
Inaba Denki Sangyo Co., Ltd.	10,450	325,477
Kyocera Corp.	9,300	463,631
Minebea Co., Ltd.	63,000	460,042
Toshiba Corp.	70,000	293,799

		2,298,898

Finance-Leasing Companies — 0.5%

IBJ Leasing Co., Ltd.	5,300	153,751

Fisheries — 2.4%

Toyo Suisan Kaisha, Ltd.	24,500	735,163

Hospital Beds/Equipment — 0.5%

Paramount Bed Holdings Co., Ltd.	4,600	153,974

Insurance-Life/Health — 3.8%

Sony Financial Holdings, Inc.	23,200	421,658
T&D Holdings, Inc.	55,300	771,396

		1,193,054

Insurance-Property/Casualty — 1.5%

Tokio Marine Holdings, Inc.	13,700	457,274

Machinery-Construction & Mining — 0.5%

Komatsu, Ltd.	7,400	150,164

Machinery-General Industrial — 4.2%

Makino Milling Machine Co., Ltd.	98,000	843,111
Okuma Corp.	41,500	456,732

		1,299,843

Medical Instruments — 0.5%

Nihon Kohden Corp.	4,400	153,338

Medical-Drugs — 3.2%

Shionogi & Co., Ltd.	46,000	995,917

Medical-Wholesale Drug Distribution — 1.0%

Suzuken Co., Ltd.	9,600	310,398

Miscellaneous Manufacturing — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	8,000	0

Oil Companies-Exploration & Production — 1.6%

Inpex Corp.	37,800	483,851

Oil Refining & Marketing — 3.0%

JX Holdings, Inc.	180,900	929,322

Photo Equipment & Supplies — 1.7%

FUJIFILM Holdings Corp.	18,920	535,567

Real Estate Management/Services — 3.3%

Mitsubishi Estate Co., Ltd.	34,000	1,015,383

Retail-Apparel/Shoe — 0.9%

Chiyoda Co., Ltd.	14,300	275,110

Retail-Consumer Electronics — 1.6%

K’s Holdings Corp.	17,270	498,536

Retail-Drug Store — 2.3%

Tsuruha Holdings, Inc.	7,700	707,046

Steel-Specialty — 2.5%

Hitachi Metals, Ltd.	55,500	783,145

Telephone-Integrated — 6.5%

KDDI Corp.	12,500	767,971
Nippon Telegraph & Telephone Corp.	23,290	1,251,746

		2,019,717

Television — 2.8%

TV Asahi Corp.	39,960	884,880

Tobacco — 3.3%

Japan Tobacco, Inc.	31,180	1,012,588

Travel Services — 1.0%

HIS Co., Ltd.	6,000	299,117

Total Long-Term Investment Securities (cost $28,396,717)		30,387,859

REPURCHASE AGREEMENT — 0.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $201,000 and collateralized by $230,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $205,998 (cost $201,000)	$201,000	$201,000

TOTAL INVESTMENTS (cost $28,597,717) (3)	98.6%	30,588,859
Other assets less liabilities	1.4	430,826

NET ASSETS	100.0%	$31,019,685

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.

Country Allocation*
Japan	98.0%
United States	0.6
Bermuda	0.0

98.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Auto/Truck Parts & Equipment-Original	$3,388,549	$—	$—	$3,388,549
Computers-Integrated Systems	2,167,712	—	—	2,167,712
Electronic Components-Misc.	2,298,898	—	—	2,298,898
Miscellaneous Manufacturing	—	—	0	0
Telephone-Integrated	2,019,717	—	—	2,019,717
Other Industries*	20,512,983	—	—	20,512,983
Repurchase Agreement	—	201,000	—	201,000

Total	$30,387,859	$201,000	$0	$30,588,859

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $28,565,070 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2013 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of December 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of December 31, 2013, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
International Dividend Strategy	2.54%	$3,918,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated December 31, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $154,381,000, a repurchase price of $154,381,000, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	8/15/2021	$55,215,000	$53,995,356
U.S. Treasury Notes	2.50	3/31/2015	100,000,000	103,476,600

Note 3. Federal Income Taxes

As of December 31, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	International Dividend Strategy Fund	Japan Fund
Cost (tax basis)	$137,919,897	$29,211,586

Appreciation	10,753,460	2,609,122
Depreciation	(8,262,597)	(1,231,849)

Net unrealized appreciation (depreciation)	$2,490,863	$1,377,273

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 27, 2014

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: February 27, 2014